Comparative Period Revision (Tables)	3 Months Ended
Mar. 31, 2021
Comparative Period Revision
Schedule of Consolidated Financial Statements

Accordingly, there is no impact to the reported revenues and other expenses (income) in the consolidated financial statements for the year ended December 31, 2020.

	Three months ended			Six months ended	Nine months ended
	March 31	June 30	September 30	June 30	September 30
	2020	2020	2020	2020	2020
	$	$	$	$	$
Revenue
As reported	6,615	891	9,667	7,506	17,173
Revision	(1,054)	(204)	190	(1,258)	(1,068)
Revised	5,561	687	9,857	6,248	16,105

Other expenses (income)
As reported	1,659	(968)	744	691	1,435
Revision	(1,054)	(204)	190	(1,258)	(1,068)
Revised	605	(1,172)	934	(567)	367